PROPERTY AND EQUIPMENT (Narrative) (Details) - Accumulated depreciation and amortisation [member] - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	$ 614,710	$ 126,799
Right-of-Use Asset - building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	$ 159,408	$ 25,767